Management Long-Term Cash Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Compensation Related Costs [Abstract]
Schedule of Accrual Activity, Payments, Removal Due to Divestitures and Balances Related to the LTIP

The accrual activity, payments, removal due to divestitures and balances related to the LTCIP are as follows:

Description	Current Liabilities	Long-Term Liabilities
Balance at March 27, 2020	$11,488	$2,439
Reclassification	1,004	(1,004)
Payments	(11,096)	—
RSU conversion	(640)	—
Removal due to divestiture	(378)	(398)
Accruals	(284)	(843)

Balance at December 25, 2020	$94	$194

The accrual activity, payments, and balances related to the LTIP are as follows:

	Current Liabilities	Long-Term Liabilities
Balance as of March 30, 2018	$9,390	$16,118
Reclassification	11,773	(11,773)
Payments	(9,887)	—
Accruals	5,839	6,759

Balance as of March 29, 2019	17,115	11,104
Reclassification	9,707	(9,706)
Payments	(17,836)	—
Accruals	2,502	1,041

Balance as of March 27, 2020	$11,488	$2,439